UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                    Washington, D.C. 20549

                           Form 13F

                     Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: September 30, 2004

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.): [ ]  is a restatement.
                                  [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:     Hovde Capital Advisors LLC
Address:  1826 Jefferson Place, NW
          Washington, D.C. 20036

Form 13F File Number:  28-10714

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Richard J. Perry, Jr.
Title:    Managing Member
Phone:    (202) 822-8117

Signature, Place, and Date of Signing:

/s/ Richard J. Perry, Jr.  Washington, D.C.   November 10, 2004
-------------------------  ----------------   ----------------
Richard J. Perry, Jr.      [City, State]      [Date]

Report Type  (Check only one.):

[X]  13F HOLDINGS REPORT.

[ ]  13F NOTICE.

[ ]  13F COMBINATION REPORT.


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                     FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	49

Form 13F Information Table Value Total:	$ 209,350 (thousands)



List of Other Included Managers:   NONE



Provide a numbered list of the name(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                                 FORM 13F INFORMATION TABLE

                                 TITLE OF             VALUE   SHRS OR  SH/ PUT/   INVESTMENT    OTHER  VOTING AUTHORITY
         NAME OF ISSUER          CLASS      CUSIP    (x1000)  PRN AMT  PRN CALL   DISCRETION    MGRS   SOLE  SHARED    NONE
ANCHOR BANCORP WISCONSIN INC     COM      032839102    3,381  130,552   SH           SOLE                    14,575  115,977
ASTORIA FINANCIAL CORP           COM      046265104    3,429   96,610   SH           SOLE                    11,305   85,305
ASSURANT INC			 COM 	  04621X108    8,873  341,284   SH           SOLE                    39,755  301,529
ALLSTATE CORP                    COM      020002101    8,025  167,218   SH           SOLE                    19,446  147,772
AMCORE FINANCIAL INC             COM      023912108    3,189  112,379   SH           SOLE                    14,094   98,285
AMSOUTH BANCORPORATION           COM      032165102    5,178  212,216   SH           SOLE                    24,840  187,376
ATLANTIC BANCGROUP INC           COM      048221105    1,203   43,200   SH           SOLE                             43,200
BEAR STEARNS COMPANIES INC       COM      073902108    2,435   25,317   SH           SOLE                     2,950   22,367
CAMBRIDGE BANCORP                COM      132152109      416   13,700   SH           SOLE                             13,700
CENTRAL FLORIDA STATE BANK       COM      153479100      506   42,000   SH           SOLE                             42,000
COUNTRYWIDE FINANCIAL CORP       COM      222372104    3,088   78,400   SH           SOLE                     9,105   69,295
CIT GROUP INC                    COM      016404934    6,412  171,487   SH           SOLE                    19,941  151,546
COMMUNITY BANCORP INC            COM      20342P109    5,338  206,744   SH           SOLE                            206,744
COLONIAL BANCGROUP INC           COM      195493309    5,344  261,306   SH           SOLE                    31,580  229,726
CENTRAL PACIFIC FINANCIAL CO     COM      154760102   10,868  394,930   SH           SOLE                    46,636  348,294
COMMUNITY WEST BANCSHARES        COM      204157101      860   81,477   SH           SOLE                    15,772   65,705
DCB FINANCIAL CORP               COM      233075100    1,835   76,783   SH           SOLE                             76,783
EFC BANCORP INC                  COM      268423100      953   37,849   SH           SOLE                     3,394   34,455
EAGLE BANCORP INC                COM      268948106      264   13,910   SH           SOLE                             13,910
ENDURANCE SPECIALTY HOLDINGS     COM      016404934    3,050   94,877   SH           SOLE                    11,011   83,866
EVERGREENBANCORP INC             COM      015564474      120    6,479   SH           SOLE                              6,479
FOOTHILL INDEPENDENT BANCORP     COM      344905104    1,315   59,630   SH           SOLE                     8,087   51,543
FREDDIE MAC                      COM      313400301    6,800  104,235   SH           SOLE                    12,246   91,989
GOLD BANC CORPORATION INC        COM      379907108    3,277  242,900   SH           SOLE                    28,225  214,675
HIBERNIA CORP  -CL A             COM      428656102    9,190  347,975   SH           SOLE                    41,495  306,480
JACKSONVILLE BANCORP INC FL      COM      469249106    1,204   47,129   SH           SOLE                             47,129
JP MORGAN CHASE & CO             COM      46625H100   10,166  255,872   SH           SOLE                    30,533  225,339
KEYCORP                          COM      493267108    8,481  268,401   SH           SOLE                    27,201  241,200
MBNA CORP                       COM      55262L100    2,416   95,871   SH           SOLE                    11,160  84,711

MAXCOR FINANCIAL GROUP INC       COM      57772G100    3,460  386,660   SH           SOLE                    45,888  340,772
MB FINANCIAL INC                 COM      55264U108    1,962   49,503   SH           SOLE                             49,503
NATIONAL MERCANTILE BANCORP      COM      636912206    2,492  235,100   SH           SOLE                            235,100
MIDWEST BANC HOLDINGS INC        COM      598251106      476   24,750   SH           SOLE                             24,750
MERRILL LYNCH & CO INC           COM      590188108    3,405   68,486   SH           SOLE                      7,967  60,519
METLIFE INC                      COM      59156R108    6,335  163,902   SH           SOLE                     19,055 144,847
MERCHANTS & MFRS BANCORP         COM      588327106    1,308   39,050   SH           SOLE                             39,050
MONTPELIER RE HOLDINGS LTD       COM      015564474    6,313  172,099   SH           SOLE                     20,029 152,070
NEWALLIANCE BANCSHARES INC       COM      650203102    2,241  156,185   SH           SOLE                     18,470 137,715
OLD REPUBLIC INTL CORP           COM      680223104    7,723  308,548   SH           SOLE                     35,981 272,567
PFF BANCORP INC                  COM      69331W104    2,412   63,030   SH           SOLE                      7,565  55,465
EPLUS INC                        COM      294268107    6,016  575,061   SH           SOLE                     85,359 489,702
PARTNERRE LTD                    COM      010695988    5,948  108,754   SH           SOLE                     12,660  96,094
PRUDENTIAL FINANCIAL INC         COM      744320102    9,972  211,991   SH           SOLE                     24,659 187,332
REINSURANCE GROUP OF AMERICA     COM      759351109    7,124  172,912   SH           SOLE                     20,151 152,761
SAFETY INSURANCE GROUP INC       COM      78648T100    6,320  284,315   SH           SOLE                     33,194 251,121
SERVICE BANCORP INC              COM      81756X103    1,503   55,150   SH           SOLE                      4,485  50,665
STANCORP FINANCIAL GROUP         COM      852891100    5,462    76715   SH           SOLE                      8,925  67,790
STERLING BANK                    COM      858910102      334   31,500   SH           SOLE                             31,500
SWS GROUP INC                    COM      78503N107    1,957  121,700   SH           SOLE                     14,125 107,575
WESTCORP                         COM      957907108    8,970  210,960   SH           SOLE                     24,525 186,435
TOTAL                                                209,350

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